Note 12 - Accrued Charter Revenue, Current and Non-current and Unearned Revenue, Current and Non-current (Details Textual) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Accrued Revenue, Net	$ 22,040	$ 27,639
Accrued Revenue Receivable	391	408
Accrued Revenue Receivable Non Current	0	185
Deferred Revenue	32,035	36,156
Amortization of Deferred Gain	20
Unearned Revenues Regarding Charter Revenues Resulting from Varying Charter Rates [Member]
Deferred Revenue	$ 22,431	$ 28,232